Quarterly Holdings Report
for

Fidelity Advisor® Global Capital Appreciation Fund

July 31, 2019

AGLO-QTLY-0919
1.804860.115

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
		Shares	Value
Australia - 0.4%
Beacon Lighting Group Ltd.		100,270	$74,633
Imdex Ltd.		74,192	67,649
Northern Star Resources Ltd.		35,164	309,423

TOTAL AUSTRALIA			451,705

Austria - 0.2%
Erste Group Bank AG		5,600	201,102
Bailiwick of Jersey - 0.3%
WNS Holdings Ltd. sponsored ADR (a)		4,900	308,798
Bermuda - 2.4%
BW LPG Ltd. (a)(b)		6,600	30,240
Credicorp Ltd. (United States)		1,930	420,721
Essent Group Ltd.		5,500	253,880
Genpact Ltd.		25,000	992,000
Hiscox Ltd.		5,267	108,888
Marvell Technology Group Ltd.		21,200	556,712
Tai Cheung Holdings Ltd.		205,000	199,210
Tai Fook Securities Group Ltd.		79,639	23,330

TOTAL BERMUDA			2,584,981

Brazil - 2.5%
BM&F BOVESPA SA		25,000	276,377
BR Properties SA		3,100	8,155
BTG Pactual Participations Ltd. unit		36,900	577,815
Even Construtora e Incorporadora SA (a)		36,800	94,499
Gafisa SA (a)		15,222	25,727
Helbor Empreendimentos SA (a)		27,900	16,230
Iguatemi Empresa de Shopping Centers SA		21,400	269,662
IRB Brasil Resseguros SA		5,500	136,911
Localiza Rent A Car SA		26,800	308,986
Lojas Renner SA		23,090	287,146
Natura Cosmeticos SA		200	3,206
Notre Dame Intermedica Participacoes SA		24,046	275,344
Smiles Fidelidade SA		4,400	45,460
Sul America SA unit		29,364	323,313

TOTAL BRAZIL			2,648,831

British Virgin Islands - 0.6%
Nomad Foods Ltd. (a)		30,500	679,235
Canada - 3.1%
Canadian Natural Resources Ltd.		4,200	106,176
Canadian Natural Resources Ltd.		9,100	230,499
Constellation Software, Inc.		300	285,427
First Quantum Minerals Ltd.		28,200	259,821
Lions Gate Entertainment Corp.:
Class A (c)		27,650	356,962
Class B		3,250	39,618
Pan American Silver Corp. rights (a)(d)		38,400	0
Pason Systems, Inc.		3,300	44,357
PrairieSky Royalty Ltd.		6,600	88,413
Precision Drilling Corp. (a)		211,150	363,169
SSR Mining, Inc. (a)		16,800	259,548
Stingray Group, Inc.		26,700	125,226
Suncor Energy, Inc.		19,800	568,136
Suncor Energy, Inc.		3,500	100,450
Torex Gold Resources, Inc. (a)		31,400	404,455

TOTAL CANADA			3,232,257

Cayman Islands - 2.5%
Ausnutria Dairy Hunan Co. Ltd. (H Shares)		234,000	422,284
Chailease Holding Co. Ltd.		36,050	151,049
Greatview Aseptic Pack Co. Ltd.		12,000	6,561
Hengan International Group Co. Ltd.		32,500	245,818
HKBN Ltd.		62,000	111,931
Li Ning Co. Ltd.		158,500	390,767
Logan Property Holdings Co. Ltd.		92,000	139,110
Tencent Holdings Ltd.		12,800	596,390
Theravance Biopharma, Inc. (a)		9,900	206,415
Towngas China Co. Ltd.		58,609	44,625
Value Partners Group Ltd.		548,000	326,688
ZTO Express (Cayman), Inc. sponsored ADR		100	1,965

TOTAL CAYMAN ISLANDS			2,643,603

China - 0.6%
Air China Ltd. (H Shares)		4,000	3,885
Bank of China Ltd. (H Shares)		40,000	16,244
Beijing Urban Consolidated & Development Group Ltd. (H Shares) (b)		11,000	3,220
China Construction Bank Corp. (H Shares)		8,000	6,142
China Life Insurance Co. Ltd. (H Shares)		5,000	12,736
China Merchants Bank Co. Ltd. (H Shares)		53,500	265,034
Industrial & Commercial Bank of China Ltd. (H Shares)		27,000	18,132
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		23,500	276,967
Yunnan Baiyao Group Co. Ltd. (A Shares)		300	3,297

TOTAL CHINA			605,657

Colombia - 0.3%
Interconexion Electrica SA ESP		52,300	283,743
Curacao - 0.3%
Schlumberger Ltd.		7,200	287,784
Denmark - 0.7%
DSV de Sammensluttede Vognmaend A/S		2,200	210,353
GN Store Nord A/S		5,600	266,560
ORSTED A/S (b)		3,100	283,172

TOTAL DENMARK			760,085

Finland - 0.4%
Nokia Corp. sponsored ADR		71,400	386,274
France - 3.1%
Air France KLM (Reg.) (a)		25,500	266,025
Danone SA		3,600	312,239
Edenred SA		3,786	190,444
Elis SA		13,600	252,626
Korian SA		7,029	277,941
LVMH Moet Hennessy Louis Vuitton SE		800	330,447
Safran SA		2,000	287,488
SEB SA		1,600	256,824
Societe Generale Series A		16,138	395,295
Soitec SA (a)		3,100	324,810
Vivendi SA		11,600	323,341
Worldline SA (a)(b)		800	57,387

TOTAL FRANCE			3,274,867

Germany - 2.0%
BAUER AG		7,400	171,209
Deutsche Post AG		15,692	512,620
GEA Group AG		10,000	250,736
KION Group AG		12,000	645,735
Krones AG		3,100	178,105
MLP AG		18,800	93,652
Stroer Out-of-Home Media AG		3,600	284,743

TOTAL GERMANY			2,136,800

Greece - 0.2%
Terna Energy SA		33,000	264,850
Hong Kong - 0.9%
AIA Group Ltd.		96,400	986,728
Sino Land Ltd.		632	1,023

TOTAL HONG KONG			987,751

India - 1.8%
Bharat Heavy Electricals Ltd.		17,669	15,051
HDFC Bank Ltd.		4,366	142,231
HDFC Bank Ltd. sponsored ADR		1,400	160,972
Housing Development Finance Corp. Ltd.		24,600	755,319
Praxis Home Retail Ltd. (a)		5	6
Reliance Industries Ltd.		17,139	288,546
Tata Consultancy Services Ltd.		3,700	118,275
TCNS Clothing Co. Ltd. (a)(b)		13,900	146,932
Tech Mahindra Ltd.		26,900	247,523
The Karnataka Bank Ltd.		10,441	12,691

TOTAL INDIA			1,887,546

Indonesia - 0.0%
PT Bank Bukopin Tbk (a)		520,100	11,030
PT Sumber Alfaria Trijaya Tbk		128,900	8,836

TOTAL INDONESIA			19,866

Ireland - 4.2%
Allergan PLC		5,000	802,500
C&C Group PLC		120,049	542,209
Hibernia (REIT) PLC		169,258	282,927
Jazz Pharmaceuticals PLC (a)		5,900	822,342
Kerry Group PLC Class A		2,300	268,359
Kingspan Group PLC (United Kingdom)		3,800	186,857
Medtronic PLC		8,200	835,908
Perrigo Co. PLC		10,500	567,105
Ryanair Holdings PLC sponsored ADR (a)		2,500	155,325

TOTAL IRELAND			4,463,532

Israel - 0.4%
CyberArk Software Ltd. (a)		2,900	402,752
Italy - 1.1%
FinecoBank SpA		8,100	80,629
Infrastrutture Wireless Italiane SpA (b)		26,400	268,284
Leonardo SpA		63,300	773,607

TOTAL ITALY			1,122,520

Japan - 6.9%
Aichi Electric Co. Ltd.		3,500	88,473
Aucnet, Inc.		58,800	670,209
Bandai Namco Holdings, Inc.		6,900	374,207
Broadleaf Co. Ltd.		43,700	231,374
Daisue Construction Co. Ltd.		27,900	245,173
Ezaki Glico Co. Ltd.		10,400	453,130
Fanuc Corp.		1,100	195,499
FJ Next Co. Ltd.		25,000	244,967
Hokuriku Electrical Construction Co. Ltd.		25,100	207,648
Hoshizaki Corp.		3,500	248,368
Hoya Corp.		8,800	679,879
Maeda Seisakusho Co. Ltd.		17,500	71,100
Meitetsu Transport Co. Ltd.		7,500	167,249
Mikikogyo Co. Ltd.		5,300	196,332
Minebea Mitsumi, Inc.		26,000	443,755
Moriya Corp.		13,000	236,722
Nakano Corp.		43,400	170,744
NOF Corp.		16,200	582,241
Recruit Holdings Co. Ltd.		8,300	281,059
Renesas Electronics Corp. (a)		18,500	110,364
Sakai Heavy Industries Ltd.		3,100	84,061
Sanei Architecture Planning Co. Ltd.		700	9,800
Seikitokyu Kogyo Co. Ltd.		87,900	541,346
SG Holdings Co. Ltd.		5,900	156,570
Shionogi & Co. Ltd.		7,100	393,092
Taiheiyo Cement Corp.		2,800	78,639
Zenkoku Hosho Co. Ltd.		4,100	160,736

TOTAL JAPAN			7,322,737

Kenya - 0.0%
Safaricom Ltd.		100	26
Korea (South) - 0.1%
Hyundai Fire & Marine Insurance Co. Ltd.		1,122	26,348
LG Chemical Ltd.		208	58,584

TOTAL KOREA (SOUTH)			84,932

Liberia - 0.2%
Royal Caribbean Cruises Ltd.		1,900	221,046
Mexico - 0.5%
Credito Real S.A.B. de CV		463,600	536,326
Multi-National - 0.1%
HKT Trust/HKT Ltd. unit		39,000	62,300
Netherlands - 2.5%
Argenx SE ADR (a)		400	56,184
ASML Holding NV (Netherlands)		2,300	512,496
IMCD Group BV		3,200	283,038
Intertrust NV (b)		37,600	718,416
Koninklijke Philips Electronics NV		13,153	617,016
NSI NV		170	7,245
NSI NV rights (a)		170	196
PostNL NV		83,575	143,726
Yandex NV Series A (a)		7,100	278,462

TOTAL NETHERLANDS			2,616,779

Norway - 0.3%
Grieg Seafood ASA		21,200	302,078
Kongsberg Gruppen ASA		150	1,904

TOTAL NORWAY			303,982

Panama - 0.2%
Copa Holdings SA Class A		2,300	232,530
Philippines - 0.0%
Century Properties Group, Inc.		1,560,000	18,320
Portugal - 0.3%
Banco Comercial Portugues SA (Reg.)		1,436,400	367,630
Russia - 0.1%
Bank St. Petersburg PJSC (a)		60,200	48,124
Sberbank of Russia		15,700	57,284

TOTAL RUSSIA			105,408

Singapore - 0.2%
Wing Tai Holdings Ltd.		115,400	176,938
South Africa - 0.2%
MultiChoice Group Ltd. (a)		27,200	254,241
Spain - 0.9%
Atresmedia Corporacion de Medios de Comunicacion SA		15,200	59,330
CaixaBank SA		198,800	492,716
Indra Sistemas SA (a)		26,000	223,636
Unicaja Banco SA (b)		180,400	142,788

TOTAL SPAIN			918,470

Sweden - 1.9%
AarhusKarlshamn AB		14,400	294,968
Elekta AB (B Shares)		18,600	264,717
Essity AB Class B		11,200	333,870
Indutrade AB		10,900	309,583
Nibe Industrier AB (B Shares)		11,500	162,717
Telefonaktiebolaget LM Ericsson (B Shares)		37,900	331,597
THQ Nordic AB (a)		11,400	269,506

TOTAL SWEDEN			1,966,958

Switzerland - 1.9%
Chubb Ltd.		2,300	351,532
Compagnie Financiere Richemont SA Series A		1,460	125,112
Roche Holding AG (participation certificate)		5,170	1,383,829
Sika AG		1,240	179,538

TOTAL SWITZERLAND			2,040,011

Taiwan - 1.5%
Accton Technology Corp.		65,000	276,363
Advantech Co. Ltd.		15,000	126,015
King Yuan Electronics Co. Ltd.		123,000	127,523
Makalot Industrial Co. Ltd.		32,600	190,110
Poya International Co. Ltd.		23,000	316,752
Realtek Semiconductor Corp.		37,000	245,433
St.Shine Optical Co. Ltd.		1,000	16,659
Taiwan Paiho Ltd.		93,000	272,678
TCI Co. Ltd.		3,136	41,432

TOTAL TAIWAN			1,612,965

Thailand - 0.8%
Energy Absolute PCL		160,900	271,410
Kasikornbank PCL (For. Reg.)		1,400	7,840
MC Group PCL		2,700	705
Muangthai Leasing PCL		144,600	282,717
Srisawad Corp. PCL		150,450	266,310

TOTAL THAILAND			828,982

United Kingdom - 5.1%
Admiral Group PLC		6,678	175,985
Aon PLC		1,900	359,575
ConvaTec Group PLC (b)		148,195	281,323
ConvaTec Group PLC ADR		1,900	14,231
Diageo PLC		6,255	260,835
Direct Line Insurance Group PLC		64,213	251,760
Dunelm Group PLC		21,800	245,094
Fever-Tree Drinks PLC		523	14,857
Greggs PLC		9,800	266,482
Hastings Group Holdings PLC (b)		99,418	233,462
HomeServe PLC		23,500	326,079
Ibstock PLC (b)		43,200	121,252
Lloyds Banking Group PLC		531,816	344,023
Metro Bank PLC (a)		11,777	51,387
Moneysupermarket.com Group PLC		35,821	160,700
Prudential PLC		14,038	288,821
Safestore Holdings PLC		37,958	288,505
Senior Engineering Group PLC		35,900	87,665
Smiths Group PLC		17,200	343,456
Spire Healthcare Group PLC (b)		109,505	151,014
Telecom Plus PLC		15,300	247,836
Tesco PLC		144,202	390,601
Unilever PLC		4,475	269,226
Volution Group PLC		81,400	180,163

TOTAL UNITED KINGDOM			5,354,332

United States of America - 47.9%
AbbVie, Inc.		3,900	259,818
Abraxas Petroleum Corp. (a)		209,800	182,610
Activision Blizzard, Inc.		50,300	2,451,615
Akamai Technologies, Inc. (a)		9,900	872,487
Alexion Pharmaceuticals, Inc. (a)		6,400	725,056
Alleghany Corp. (a)		600	411,438
Allison Transmission Holdings, Inc.		4,800	220,560
Alphabet, Inc. Class A (a)		1,500	1,827,300
Amazon.com, Inc. (a)		200	373,356
American International Group, Inc.		13,800	772,662
Americold Realty Trust		8,000	268,240
Anthem, Inc.		1,900	559,759
Applied Materials, Inc.		5,800	286,346
ARAMARK Holdings Corp.		8,200	296,758
Arcosa, Inc.		7,100	266,250
Avnet, Inc.		4,100	186,222
Baker Hughes, a GE Co. Class A		1,900	48,241
bluebird bio, Inc. (a)		500	65,615
California Resources Corp. (a)(c)		6,700	102,577
CDW Corp.		3,350	395,836
Charles Schwab Corp.		5,700	246,354
Cheniere Energy, Inc. (a)		10,700	697,105
Churchill Downs, Inc.		2,400	287,160
Cigna Corp.		2,300	390,816
Cimarex Energy Co.		6,340	321,248
Cisco Systems, Inc.		11,300	626,020
CIT Group, Inc.		11,300	571,215
Citigroup, Inc.		15,800	1,124,328
Corteva, Inc.		3,300	97,350
Covetrus, Inc. (a)		1,600	37,872
Crown Holdings, Inc. (a)		15,800	1,011,358
CVS Health Corp.		2,245	125,428
Cyclerion Therapeutics, Inc. (a)		290	2,694
Deckers Outdoor Corp. (a)		3,400	531,352
Dine Brands Global, Inc.		5,300	435,077
Dow, Inc. (a)		3,200	155,008
DowDuPont, Inc.		3,100	223,696
Dycom Industries, Inc. (a)		10,100	557,116
Electronic Arts, Inc. (a)		14,500	1,341,250
Element Solutions, Inc. (a)		39,900	399,798
EOG Resources, Inc.		4,400	377,740
Epizyme, Inc. (a)		12,600	167,076
Euronet Worldwide, Inc. (a)		6,700	1,044,597
Exelon Corp.		7,200	324,432
FleetCor Technologies, Inc. (a)		1,200	341,004
Fluor Corp.		12,400	403,124
Generac Holdings, Inc. (a)		11,800	853,140
General Electric Co.		45,900	479,655
Global Payments, Inc.		2,200	369,424
Goldman Sachs Group, Inc.		2,000	440,260
Great Southern Bancorp, Inc.		1,800	107,928
Greif, Inc. Class A		4,471	156,306
HD Supply Holdings, Inc. (a)		12,500	506,375
Henry Schein, Inc. (a)		2,100	139,734
Hexcel Corp.		3,400	277,984
Hill-Rom Holdings, Inc.		1,500	159,960
Hubbell, Inc. Class B		3,100	402,628
Humana, Inc.		1,300	385,775
Huntington Bancshares, Inc.		46,807	667,000
Independence Contract Drilling, Inc. (a)		23,500	31,020
Intercept Pharmaceuticals, Inc. (a)		300	18,855
Jacobs Engineering Group, Inc.		10,000	825,100
Keysight Technologies, Inc. (a)		2,900	259,608
Las Vegas Sands Corp.		1,100	66,484
M&T Bank Corp.		3,100	509,175
Malibu Boats, Inc. Class A (a)		8,000	241,040
Martin Marietta Materials, Inc.		1,500	371,625
MetLife, Inc.		14,600	721,532
Microsoft Corp.		4,700	640,469
Mondelez International, Inc.		21,100	1,128,639
MyoKardia, Inc. (a)		1,300	70,759
NMI Holdings, Inc. (a)		11,600	288,608
Noble Energy, Inc.		21,700	479,136
Northrop Grumman Corp.		2,100	725,697
Oceaneering International, Inc. (a)		19,600	302,820
PacWest Bancorp		7,900	305,177
Par Pacific Holdings, Inc. (a)		36,080	832,005
Party City Holdco, Inc. (a)(c)		31,600	201,608
Planet Fitness, Inc. (a)		6,000	471,960
Post Holdings, Inc. (a)		2,500	268,050
Procter & Gamble Co.		6,500	767,260
Qualcomm, Inc.		6,300	460,908
Radian Group, Inc.		10,200	232,560
Radius Health, Inc. (a)		2,500	53,650
Regal Beloit Corp.		8,600	684,732
Rexnord Corp. (a)		6,000	175,740
Sarepta Therapeutics, Inc. (a)		2,000	297,700
Spectrum Brands Holdings, Inc.		4,700	235,517
Starbucks Corp.		5,200	492,388
Stericycle, Inc. (a)(c)		16,700	767,532
Stifel Financial Corp.		3,100	185,411
Store Capital Corp.		1,600	54,736
Teradyne, Inc.		3,000	167,190
The AES Corp.		71,400	1,198,806
The Chemours Co. LLC		22,600	430,982
The Mosaic Co.		25,200	634,788
The New York Times Co. Class A		20,200	720,736
The Walt Disney Co.		4,900	700,749
TreeHouse Foods, Inc. (a)		2,400	142,416
TriMas Corp. (a)		4,500	134,955
Twitter, Inc. (a)		6,900	291,939
U.S. Foods Holding Corp. (a)		22,000	778,140
Umpqua Holdings Corp.		16,100	281,106
Under Armour, Inc. Class A (sub. vtg.) (a)		100	2,307
Union Pacific Corp.		2,200	395,890
Univar, Inc. (a)		11,700	258,804
Viavi Solutions, Inc. (a)		21,600	316,872
Virtusa Corp. (a)		3,000	134,040
Vistra Energy Corp.		21,700	465,682
Wells Fargo & Co.		20,300	982,723
WESCO International, Inc. (a)		2,500	126,850
World Fuel Services Corp.		18,000	702,720
Yum China Holdings, Inc.		100	4,550
Yum! Brands, Inc.		600	67,512
Zimmer Biomet Holdings, Inc.		5,300	716,189
Zoetis, Inc. Class A		3,600	413,604

TOTAL UNITED STATES OF AMERICA			50,596,184

Vietnam - 0.1%
Bank For Foreign Trade JSC		42,400	145,432
TOTAL COMMON STOCKS
(Cost $99,051,654)			105,401,068

Nonconvertible Preferred Stocks - 0.1%
Brazil - 0.1%
Banco ABC Brasil SA		12,467	58,573
Banco do Estado Rio Grande do Sul SA		2,700	16,633
Companhia Paranaense de Energia-Copel (PN-B)		2,700	34,773
Itau Unibanco Holding SA		2,400	21,897
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $93,203)			131,876
		Principal Amount	Value

Nonconvertible Bonds - 0.0%
Canada - 0.0%
Constellation Software, Inc. Canada Consumer Price Index + 6.500% 8.8% 3/31/40(e)(f)	CAD
(Cost $4,373)	CAD	5,600	5,431
		Shares	Value

Money Market Funds - 1.3%
Fidelity Securities Lending Cash Central Fund 2.43% (g)(h)
(Cost $1,304,924)		1,304,794	1,304,924
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $100,454,154)			106,843,299
NET OTHER ASSETS (LIABILITIES) - (1.1)%			(1,137,159)
NET ASSETS - 100%			$105,706,140

Currency Abbreviations

CAD – Canadian dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,437,490 or 2.3% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$38,266
Fidelity Securities Lending Cash Central Fund	17,123
Total	$55,389

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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